International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (98.2%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (10.6%)
Baidu, Inc., ADR *	Cayman Islands	147,900	24,381
China Mobile, Ltd.	China	2,588,300	26,378
China Telecom Corp., Ltd. - Class H	China	58,018,160	32,224
Deutsche Telekom AG	Germany	1,719,930	28,544
Singapore Telecommunications, Ltd.	Singapore	11,610,330	25,872
Telefonica Deutschland Holding AG	Germany	3,391,620	10,649
Vodafone Group PLC	United Kingdom	18,411,714	33,525

Total			181,573

Consumer Discretionary (5.1%)
Cie Generale des Etablissements Michelin	France	147,808	17,476
Kingfisher PLC	United Kingdom	6,963,140	21,294
Panasonic Corp.	Japan	1,590,180	13,691
Ryohin Keikaku Co., Ltd.	Japan	39,360	9,958
SES SA	Luxembourg	1,259,620	19,591
Sumitomo Rubber Industries, Ltd.	Japan	510,910	6,122

Total			88,132

Consumer Staples (5.1%)
Ezaki Glico Co., Ltd.	Japan	385,810	20,260
Kirin Holdings Co., Ltd.	Japan	1,276,600	30,438
Seven & i Holdings Co., Ltd.	Japan	474,900	17,894
Suntory Beverage & Food, Ltd.	Japan	401,300	18,828

Total			87,420

Energy (12.5%)
BP PLC	United Kingdom	6,780,420	49,322
Eni SpA	Italy	2,106,695	37,230
Husky Energy, Inc.	Canada	1,528,240	15,153
Royal Dutch Shell PLC - Class B	United Kingdom	1,390,125	43,961
SBM Offshore NV	Netherlands	1,073,090	20,409
Tenaris SA	Luxembourg	705,070	9,898
TOTAL SA	France	702,120	39,002

Total			214,975

Financials (19.8%)
AXA SA	France	1,019,035	25,640
Bangkok Bank PCL	Thailand	3,688,000	24,056
Bank of Ireland Group PLC	Ireland	3,378,320	20,123
BNP Paribas SA	France	865,420	41,365
Credit Agricole SA	France	768,660	9,286
Hana Financial Group, Inc.	South Korea	601,660	19,294
HSBC Holdings PLC	United Kingdom	3,402,927	27,701
ING Groep NV	Netherlands	2,770,292	33,512
KB Financial Group, Inc., ADR *	South Korea	600,950	22,271
Standard Chartered PLC	United Kingdom	5,293,022	40,764
Sumitomo Mitsui Financial Group, Inc.	Japan	840,570	29,397
UBS Group AG *	Switzerland	2,529,420	30,660

Common Stocks (98.2%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
UniCredit SpA	Italy	1,186,810	15,214

Total			339,283

Health Care (16.3%)
Astellas Pharma, Inc.	Japan	1,956,730	29,281
Bayer AG	Germany	368,368	23,801
Fresenius Medial Care AG & Co.	Germany	191,850	15,474
Merck KGaA	Germany	237,750	27,110
Novartis AG	Switzerland	264,160	25,409
Roche Holding AG	Switzerland	133,000	36,644
Sanofi	France	416,285	36,769
Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,252,510	15,799
Sinopharm Group Co., Ltd.	China	2,825,200	11,769
Takeda Pharmaceutical Co., Ltd.	Japan	727,027	29,657
Teva Pharmaceutical Industries, Ltd., ADR *	Israel	1,712,820	26,857

Total			278,570

Industrials (8.4%)
A.P. Moeller - Maersk AS - Class B	Denmark	14,180	17,986
BAE Systems PLC	United Kingdom	2,747,120	17,260
Cie de Saint-Gobain	France	545,920	19,786
CK Hutchison Holdings, Ltd.	Cayman Islands	2,420,860	25,427
IHI Corp.	Japan	368,800	8,848
Siemens AG	Germany	159,550	17,171
Siemens AG, ADR	Germany	101,560	5,459
Vestas Wind Systems	Denmark	371,770	31,282

Total			143,219

Information Technology (6.5%)
Infineon Technologies AG	Germany	898,400	17,822
NXP Semiconductors NV	Netherlands	267,000	23,600
Samsung Electronics Co., Ltd. *	South Korea	1,129,270	44,421
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,188,135	25,395

Total			111,238

Materials (7.3%)
Akzo Nobel NV	Netherlands	227,875	20,191
CRH PLC	Ireland	1,276,880	39,498
LANXESS AG	Germany	81,120	4,326
Sumitomo Metal Mining Co., Ltd.	Japan	396,270	11,692
Wheaton Precious Metals Corp.	Canada	1,231,570	29,316
Yara International ASA	Norway	483,950	19,796

Total			124,819

International Equity Portfolio

Common Stocks (98.2%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (2.4%)
CK Asset Holdings, Ltd.	Cayman Islands	2,040,070	18,140
Mitsui Fudosan Co., Ltd.	Japan	811,700	20,378
Swire Pacific, Ltd. - Class A	Hong Kong	196,000	2,522

Total			41,040

Utilities (4.2%)
E.ON SE	Germany	3,156,990	35,102
Veolia Environnement SA	France	1,618,020	36,173

Total			71,275

Total Common Stocks (Cost: $1,679,388)			1,681,544

Short-Term Investments (1.9%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class
2.390%#	United States	25,402,233	25,402

Total			25,402

US Government & Agencies (0.4%)
Federal Home Loan Bank
0.000%, 4/1/19 USD	United States	8,000,000	8,000

Total			8,000

Total Short-Term Investments (Cost: $33,401)			33,402

Total Investments (100.1%) (Cost: $1,712,789)@			1,714,946

Other Assets, Less Liabilities (-0.1%)			(1,956)

Net Assets (100.0%)			1,712,990

Investments Percentage by Country is based on Net Assets:
Japan	14.4%
United Kingdom	13.6%
France	13.2%
Germany	10.8%
Netherlands	5.8%
Switzerland	5.4%
China	5.0%
South Korea	5.0%
Other	26.9%

Total	100.1%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,712,789 and the net unrealized appreciation of investments based on that cost was $2,146 which is comprised of $167,413 aggregate gross unrealized appreciation and $165,267 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,681,544	$—	$—
Short-Term Investments
Money Market Funds	25,402	—	—
All Others	—	8,000	—

Total Assets:	$1,706,946	$8,000	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements
ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand